Fair Value Measurements	Feb. 05, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 10. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis on February 5, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	February 5, 2021
Assets:
Marketable securities held in Trust Account	1	$200,000,000
Liabilities:
Private Warrants	3	$230,658
Public Warrants	3	$5,866,667
Warrants
The Warrants are accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on the condensed balance sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the condensed statement of operations.
Initial Measurement
The Company established the initial fair value for the Warrants on the date of the Company’s Initial Public Offering, using a Monte Carlo simulation model for the Private Warrants and the Public Warrants. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-third
of one Public Warrant), (ii) the sale of Private Units (which is inclusive of one share of the Private Shares of the Company and one-third
of one redeemable warrant , and (iii) the issuance of Class B common stock, first to the Warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption, Class A common stock and Class B common stock based on their relative fair values at the initial measurement date. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.
The key inputs into the Monte Carlo simulation model for the Private Warrants and Public Warrants were as follows at initial measurement:

Input	As of February 5, 2021 (Initial Measurement)
Risk-free interest rate	0.66%
Expected term (years)	5.00
Expected volatility	15%
Exercise price	$11.50
Fair value of Class A common stock	$9.71
The Company’s use of a Monte Carlo simulation model required the use of subjective assumptions:

•
The risk-free interest rate assumption was based on the five-year U.S. Treasury rate, which was commensurate with the contractual term of the Warrants, which expire on the earlier of (i) five years after the completion of the initial business combination and (ii) upon redemption or liquidation. An increase in the risk-free interest rate, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•
The expected term was determined to be five years, as the Warrants become exercisable on the later of (i) 30 days after the completion of a business combination and (ii) 12 months from the Initial Public Offering date and expire on the earlier of (i) five years after the completion of the initial business combination and (ii) upon redemption or liquidation. An increase in the expected term, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•
The expected volatility assumption was based on the implied volatility from a set of comparable publicly-traded warrants as determined based on the size and proximity of other similar business combinations. An increase in the expected volatility, in isolation, would result in an increase in the fair value measurement of the warrant liabilities and vice versa.

•
The fair value of one Class A common, represents the closing price on the measurement date as observed from the ticker GHAC. Prior to trading, the fair value is inferred by solving to the publicly-traded stock price.

Based on the applied volatility assumption and the expected term to a business combination noted above, the Company determined that the risk-neutral probability of exceeding the $18.00 redemption value by the start of the exercise period for the Warrants resulted in a nominal difference in value between the Public Warrants and Private Warrants across the valuation dates utilized in the Monte Carlo simulation model. Therefore, the resulting valuations for the two classes of Warrants were determined to be within $0.01. On February 5, 2021, the Private Warrants and Public Warrants were determined to be $0.89 and $0.88 per warrant for aggregate values of $0.2 million and $5.9 million, respectively.